Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Growth Opportunities Portfolio
September 30, 2023
VIPGRO-NPRT3-1123
1.808783.119
Common Stocks - 96.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 21.4%
Entertainment - 3.8%
Netflix, Inc. (a)	31,800	12,007,680
Roku, Inc. Class A (a)	809,024	57,109,004
Sea Ltd. ADR (a)	578,088	25,406,968
		94,523,652
Interactive Media & Services - 13.5%
Alphabet, Inc.:
Class A (a)	421,520	55,160,107
Class C (a)	1,023,360	134,930,016
Epic Games, Inc. (a)(b)(c)	8,216	5,116,596
Meta Platforms, Inc. Class A (a)	381,379	114,493,790
Snap, Inc. Class A (a)	1,608,500	14,331,735
Zoominfo Technologies, Inc. (a)	776,800	12,739,520
		336,771,764
Media - 0.2%
Magnite, Inc. (a)	541,750	4,084,795
Wireless Telecommunication Services - 3.9%
T-Mobile U.S., Inc.	699,788	98,005,309
TOTAL COMMUNICATION SERVICES		533,385,520
CONSUMER DISCRETIONARY - 7.2%
Automobiles - 0.0%
Neutron Holdings, Inc. (a)(b)(c)	106,587	3,059
Rad Power Bikes, Inc. (a)(b)(c)	56,834	38,079
Tesla, Inc. (a)	1,075	268,987
		310,125
Broadline Retail - 4.7%
Amazon.com, Inc. (a)	920,160	116,970,739
Hotels, Restaurants & Leisure - 0.0%
Sonder Holdings, Inc.:
Stage 1 rights (a)(c)	2,658	80
Stage 2 rights (a)(c)	2,658	53
Stage 3 rights (a)(c)	2,657	27
Stage 4 rights (a)(c)	2,657	27
Stage 5:
rights (a)(c)	2,657	27
rights (a)(c)	2,657	27
		241
Household Durables - 0.0%
D.R. Horton, Inc.	2,000	214,940
Lennar Corp. Class A	2,600	291,798
		506,738
Specialty Retail - 2.0%
Auto1 Group SE (a)(d)	839,317	5,377,449
Carvana Co. Class A (a)(e)	267,300	11,221,254
Cazoo Group Ltd. Class A (a)(e)	33,508	18,265
Floor & Decor Holdings, Inc. Class A (a)(e)	209,000	18,914,500
Lowe's Companies, Inc.	51,600	10,724,544
Wayfair LLC Class A (a)	70,874	4,292,838
		50,548,850
Textiles, Apparel & Luxury Goods - 0.5%
Bombas LLC (a)(b)(c)	745,906	1,857,306
lululemon athletica, Inc. (a)	25,372	9,783,697
		11,641,003
TOTAL CONSUMER DISCRETIONARY		179,977,696
CONSUMER STAPLES - 0.7%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	6,200	2,415,086
The Coca-Cola Co.	66,600	3,728,268
		6,143,354
Consumer Staples Distribution & Retail - 0.5%
BJ's Wholesale Club Holdings, Inc. (a)	152,900	10,912,473
Maplebear, Inc.	53,330	1,425,031
Maplebear, Inc.	6,000	178,140
		12,515,644
Food Products - 0.0%
Local Bounti Corp. (a)(e)	35,274	86,421
Tobacco - 0.0%
JUUL Labs, Inc. Class B (a)(b)(c)	560	599
TOTAL CONSUMER STAPLES		18,746,018
ENERGY - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Antero Resources Corp. (a)	481,200	12,212,856
Canadian Natural Resources Ltd.	98,100	6,344,269
Exxon Mobil Corp.	2,600	305,708
Hess Corp.	74,900	11,459,700
Ovintiv, Inc.	239,700	11,402,529
Tourmaline Oil Corp. (e)	159,700	8,036,440
		49,761,502
FINANCIALS - 8.3%
Banks - 0.1%
Starling Bank Ltd. Series D (a)(b)(c)	1,101,900	4,476,946
Capital Markets - 0.8%
LPL Financial	82,300	19,558,595
Financial Services - 7.4%
Apollo Global Management, Inc.	29,800	2,674,848
Block, Inc. Class A (a)	674,500	29,853,370
Dlocal Ltd. (a)(e)	815,965	15,642,049
Fiserv, Inc. (a)	194,200	21,936,832
Global Payments, Inc.	226,300	26,112,757
Marqeta, Inc. Class A (a)	3,368,160	20,141,597
MasterCard, Inc. Class A	38,256	15,145,933
Repay Holdings Corp. (a)	811,900	6,162,321
Shift4 Payments, Inc. (a)	141,300	7,823,781
Visa, Inc. Class A	166,833	38,373,258
		183,866,746
TOTAL FINANCIALS		207,902,287
HEALTH CARE - 10.3%
Biotechnology - 1.6%
Alnylam Pharmaceuticals, Inc. (a)	7,251	1,284,152
ALX Oncology Holdings, Inc. (a)	85,500	410,400
Argenx SE ADR (a)	15,631	7,684,669
Ascendis Pharma A/S sponsored ADR (a)	16,125	1,509,945
Celldex Therapeutics, Inc. (a)	127,000	3,495,040
Cytokinetics, Inc. (a)	160,300	4,722,438
Icosavax, Inc. (a)	274,791	2,129,630
Keros Therapeutics, Inc. (a)	44,000	1,402,720
Moderna, Inc. (a)	1,100	113,619
Nuvalent, Inc. Class A (a)	41,284	1,897,825
Regeneron Pharmaceuticals, Inc. (a)	3,200	2,633,472
Vaxcyte, Inc. (a)	177,204	9,033,860
Zentalis Pharmaceuticals, Inc. (a)	118,900	2,385,134
		38,702,904
Health Care Equipment & Supplies - 2.7%
Blink Health LLC Series A1 (a)(b)(c)	8,327	391,619
Boston Scientific Corp. (a)	860,892	45,455,098
Inspire Medical Systems, Inc. (a)	1,200	238,128
Insulet Corp. (a)	18,300	2,918,667
Penumbra, Inc. (a)	33,400	8,079,794
TransMedics Group, Inc. (a)	174,141	9,534,220
		66,617,526
Health Care Providers & Services - 4.7%
agilon health, Inc. (a)	1,084,300	19,257,168
Alignment Healthcare, Inc. (a)	127,600	885,544
Centene Corp. (a)	184,100	12,680,808
Humana, Inc.	56,472	27,474,757
UnitedHealth Group, Inc.	111,948	56,443,062
		116,741,339
Life Sciences Tools & Services - 0.7%
Danaher Corp.	39,900	9,899,190
Thermo Fisher Scientific, Inc.	17,100	8,655,507
		18,554,697
Pharmaceuticals - 0.6%
Eli Lilly & Co.	27,600	14,824,788
TOTAL HEALTH CARE		255,441,254
INDUSTRIALS - 5.3%
Aerospace & Defense - 0.4%
Space Exploration Technologies Corp. Class A (a)(b)(c)	13,000	1,053,000
The Boeing Co. (a)	52,000	9,967,360
		11,020,360
Commercial Services & Supplies - 0.3%
ACV Auctions, Inc. Class A (a)	419,800	6,372,564
Electrical Equipment - 1.3%
Bloom Energy Corp. Class A (a)(e)	207,900	2,756,754
Eaton Corp. PLC	17,900	3,817,712
Nextracker, Inc. Class A	8,700	349,392
Sunrun, Inc. (a)	13,700	172,072
Vertiv Holdings Co.	677,900	25,217,880
		32,313,810
Ground Transportation - 3.3%
Bird Global, Inc.:
Stage 1 rights (a)(c)	625	6
Stage 2 rights (a)(c)	625	0
Stage 3 rights (a)(c)	625	0
Lyft, Inc. (a)	871,416	9,184,725
Uber Technologies, Inc. (a)	1,566,493	72,043,013
		81,227,744
TOTAL INDUSTRIALS		130,934,478
INFORMATION TECHNOLOGY - 39.9%
Communications Equipment - 0.3%
Lumentum Holdings, Inc. (a)	142,700	6,447,186
Electronic Equipment, Instruments & Components - 2.8%
Coherent Corp. (a)	98,200	3,205,248
Flex Ltd. (a)	1,889,452	50,977,415
Jabil, Inc.	120,000	15,226,800
		69,409,463
IT Services - 2.0%
EPAM Systems, Inc. (a)	98,900	25,287,741
MongoDB, Inc. Class A (a)	68,900	23,829,754
Snowflake, Inc. (a)	8,400	1,283,268
		50,400,763
Semiconductors & Semiconductor Equipment - 16.7%
Advanced Micro Devices, Inc. (a)	438,800	45,117,416
Applied Materials, Inc.	42,495	5,883,433
Arm Holdings Ltd. ADR	23,000	1,230,960
GlobalFoundries, Inc. (a)	180,500	10,503,295
Marvell Technology, Inc.	614,170	33,245,022
NVIDIA Corp.	468,352	203,728,436
NXP Semiconductors NV	244,577	48,895,834
ON Semiconductor Corp. (a)	554,139	51,507,220
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	170,400	14,807,760
		414,919,376
Software - 16.5%
Adobe, Inc. (a)	15,800	8,056,420
Autodesk, Inc. (a)	5,800	1,200,078
Bill Holdings, Inc. (a)	80,200	8,707,314
Convoy, Inc. warrants (a)(b)(c)	12,923	32,178
Datadog, Inc. Class A (a)	154,200	14,046,078
DoubleVerify Holdings, Inc. (a)	179,856	5,026,975
Dynatrace, Inc. (a)	425,000	19,860,250
Elastic NV (a)	170,481	13,849,876
Five9, Inc. (a)	7,273	467,654
HubSpot, Inc. (a)	25,193	12,407,553
Intapp, Inc. (a)	232,581	7,796,115
Intuit, Inc.	25,890	13,228,237
Klaviyo, Inc. Class A	5,900	203,550
Microsoft Corp.	752,744	237,678,920
Oracle Corp.	188,700	19,987,104
Palo Alto Networks, Inc. (a)	32,900	7,713,076
Pine Labs Private Ltd. (a)(b)(c)	2,299	735,128
Salesforce, Inc. (a)	81,631	16,553,134
ServiceNow, Inc. (a)	40,518	22,647,941
Stripe, Inc. Class B (a)(b)(c)	10,400	189,592
		410,387,173
Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	217,304	37,204,618
Pure Storage, Inc. Class A (a)	108,700	3,871,894
		41,076,512
TOTAL INFORMATION TECHNOLOGY		992,640,473
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
American Tower Corp.	1,500	246,675
UTILITIES - 1.6%
Electric Utilities - 1.2%
Constellation Energy Corp.	101,033	11,020,680
PG&E Corp. (a)	1,207,600	19,478,588
		30,499,268
Independent Power and Renewable Electricity Producers - 0.4%
NextEra Energy Partners LP	281,600	8,363,520
TOTAL UTILITIES		38,862,788
TOTAL COMMON STOCKS (Cost $1,535,381,681)		2,407,898,691

Preferred Stocks - 2.3%
	Shares	Value ($)
Convertible Preferred Stocks - 1.9%
COMMUNICATION SERVICES - 0.2%
Interactive Media & Services - 0.2%
ByteDance Ltd. Series E1 (a)(b)(c)	17,456	4,078,594

CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	7,410	4,965
Series C(a)(b)(c)	29,156	46,650
Series D(a)(b)(c)	54,800	138,096
		189,711
Broadline Retail - 0.1%
Meesho Series F (a)(b)(c)	32,200	2,511,922

TOTAL CONSUMER DISCRETIONARY		2,701,633

CONSUMER STAPLES - 0.1%
Consumer Staples Distribution & Retail - 0.1%
GoBrands, Inc. Series G (a)(b)(c)	10,300	697,001

Food Products - 0.0%
Bowery Farming, Inc. Series C1 (a)(b)(c)	57,277	242,282

Tobacco - 0.0%
JUUL Labs, Inc.:
Series C(a)(b)(c)	131,549	140,757
Series D(a)(b)(c)	741	793
		141,550
TOTAL CONSUMER STAPLES		1,080,833

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series F (a)(b)(c)	20,489	440,718

HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (a)(b)(c)	40,445	1,902,128

Health Care Technology - 0.0%
Aledade, Inc. Series E1 (a)(b)(c)	19,932	945,175

TOTAL HEALTH CARE		2,847,303

INDUSTRIALS - 0.8%
Aerospace & Defense - 0.5%
Relativity Space, Inc. Series E (a)(b)(c)	149,903	3,170,448
Space Exploration Technologies Corp.:
Series I(a)(b)(c)	3,941	3,192,210
Series N(a)(b)(c)	8,100	6,561,000
		12,923,658
Construction & Engineering - 0.3%
Beta Technologies, Inc. Series A (a)(b)(c)	64,780	6,505,855

TOTAL INDUSTRIALS		19,429,513

INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment, Instruments & Components - 0.1%
CelLink Corp. Series D (a)(b)(c)	49,900	615,267
Enevate Corp. Series E (a)(b)(c)	1,172,546	984,939
		1,600,206
IT Services - 0.0%
Yanka Industries, Inc.:
Series E(a)(b)(c)	53,172	362,633
Series F(a)(b)(c)	55,568	378,974
		741,607
Semiconductors & Semiconductor Equipment - 0.1%
GaN Systems, Inc.:
Series F1(a)(b)(c)	44,969	494,659
Series F2(a)(b)(c)	23,746	261,206
SiMa.ai:
Series B(a)(b)(c)	171,100	1,053,976
Series B1(a)(b)(c)	24,426	175,623
Xsight Labs Ltd. Series D (a)(b)(c)	74,300	427,225
		2,412,689
Software - 0.3%
Convoy, Inc. Series D (a)(b)(c)	197,216	1,106,382
Databricks, Inc.:
Series G(a)(b)(c)	27,000	1,984,500
Series I(b)(c)	382	28,077
Moloco, Inc. Series A (b)(c)	41,187	2,471,220
Mountain Digital, Inc. Series D (a)(b)(c)	118,780	1,601,154
Stripe, Inc. Series H (a)(b)(c)	24,195	441,075
Tenstorrent, Inc. Series C1 (a)(b)(c)	4,700	260,803
		7,893,211
TOTAL INFORMATION TECHNOLOGY		12,647,713

MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(b)(c)	99,028	3,286,739

TOTAL CONVERTIBLE PREFERRED STOCKS		46,513,046
Nonconvertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1C (a)(b)(c)	1,673,000	48,015
Waymo LLC Series A2 (a)(b)(c)	7,496	472,023
		520,038
FINANCIALS - 0.2%
Financial Services - 0.2%
Circle Internet Financial Ltd. Series E (a)(b)(c)	214,805	4,620,456
Thriveworks TopCo LLC Series B (a)(b)(c)(f)	105,185	1,404,220
		6,024,676
INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.0%
Gupshup, Inc. (a)(b)(c)	70,900	886,250

Software - 0.2%
Pine Labs Private Ltd.:
Series 1(a)(b)(c)	5,494	1,756,761
Series A(a)(b)(c)	1,373	439,030
Series B(a)(b)(c)	1,494	477,721
Series B2(a)(b)(c)	1,208	386,270
Series C(a)(b)(c)	2,247	718,501
Series C1(a)(b)(c)	473	151,246
Series D(a)(b)(c)	506	161,799
		4,091,328
TOTAL INFORMATION TECHNOLOGY		4,977,578

TOTAL NONCONVERTIBLE PREFERRED STOCKS		11,522,292
TOTAL PREFERRED STOCKS (Cost $59,526,951)		58,035,338

Convertible Bonds - 0.1%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc.:
4% 5/22/27 (b)(c)	130,700	153,037
4% 6/12/27 (b)(c)	35,600	41,684
4.5% 10/27/25 (b)(c)(h)	1,707,782	1,738,693
		1,933,414
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Convoy, Inc. 15% 9/30/26 (b)(c)	86,062	93,808
TOTAL CONVERTIBLE BONDS (Cost $1,960,144)		2,027,222

Preferred Securities - 0.1%
	Principal Amount (g)	Value ($)
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
GaN Systems, Inc. 0% (b)(c)(i)	1,054,022	1,290,122
Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(i)	260,000	242,580
TOTAL PREFERRED SECURITIES (Cost $1,314,022)		1,532,702

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (j)	9,617,992	9,619,916
Fidelity Securities Lending Cash Central Fund 5.39% (j)(k)	24,658,593	24,661,059
TOTAL MONEY MARKET FUNDS (Cost $34,280,975)		34,280,975

Equity Funds - 0.5%
	Shares	Value ($)
Domestic Equity Funds - 0.5%
iShares Russell 1000 Growth Index ETF (Cost $13,197,141)	49,700	13,219,703

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $1,645,660,914)	2,516,994,631
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(27,814,771)
NET ASSETS - 100.0%	2,489,179,860

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $75,489,364 or 3.0% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,377,449 or 0.2% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series E1	5/20/22	992,901

Beta Technologies, Inc. Series A	4/09/21	4,746,431

Blink Health LLC Series A1	12/30/20	225,578

Blink Health LLC Series C	11/07/19 - 7/14/21	1,544,028

Bombas LLC	2/16/21 - 11/12/21	3,539,531

Bowery Farming, Inc. Series C1	5/18/21	3,450,899

ByteDance Ltd. Series E1	11/18/20	1,912,727

CelLink Corp. Series D	1/20/22	1,039,113

Circle Internet Financial Ltd. Series E	5/11/21	3,486,300

Circle Internet Financial Ltd. Series F	5/09/22	863,406

Convoy, Inc. Series D	10/30/19	2,670,305

Convoy, Inc. warrants	3/24/23	0

Convoy, Inc. 15% 9/30/26	3/24/23	86,062

Databricks, Inc. Series G	2/01/21	1,596,311

Databricks, Inc. Series I	9/14/23	28,077

Diamond Foundry, Inc. Series C	3/15/21	2,376,672

Enevate Corp. Series E	1/29/21	1,299,984

Epic Games, Inc.	7/13/20 - 3/29/21	6,646,200

GaN Systems, Inc. Series F1	11/30/21	381,337

GaN Systems, Inc. Series F2	11/30/21	201,366

GaN Systems, Inc. 0%	11/30/21	1,054,022

GoBrands, Inc. Series G	3/02/21	2,572,088

Gupshup, Inc.	6/08/21	1,621,143

JUUL Labs, Inc. Class B	11/21/17	0

JUUL Labs, Inc. Series C	5/22/15	0

JUUL Labs, Inc. Series D	6/25/18	0

Meesho Series F	9/21/21	2,468,848

Moloco, Inc. Series A	6/26/23	2,471,220

Mountain Digital, Inc. Series D	11/05/21	2,727,818

Neutron Holdings, Inc.	2/04/21	1,066

Neutron Holdings, Inc. Series 1C	7/03/18	305,891

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	130,700

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	35,600

Neutron Holdings, Inc. 4.5% 10/27/25	10/29/21 - 4/27/23	1,707,782

Pine Labs Private Ltd.	6/30/21	857,205

Pine Labs Private Ltd. Series 1	6/30/21	2,048,493

Pine Labs Private Ltd. Series A	6/30/21	511,937

Pine Labs Private Ltd. Series B	6/30/21	557,053

Pine Labs Private Ltd. Series B2	6/30/21	450,415

Pine Labs Private Ltd. Series C	6/30/21	837,816

Pine Labs Private Ltd. Series C1	6/30/21	176,363

Pine Labs Private Ltd. Series D	6/30/21	188,667

Rad Power Bikes, Inc.	1/21/21	274,158

Rad Power Bikes, Inc. Series A	1/21/21	35,745

Rad Power Bikes, Inc. Series C	1/21/21	140,644

Rad Power Bikes, Inc. Series D	9/17/21	525,192

Relativity Space, Inc. Series E	5/27/21	3,423,050

SiMa.ai Series B	5/10/21	877,298

SiMa.ai Series B1	4/25/22 - 10/17/22	173,203

Space Exploration Technologies Corp. Class A	2/16/21	545,987

Space Exploration Technologies Corp. Series I	4/05/18	666,029

Space Exploration Technologies Corp. Series N	8/04/20	2,187,000

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	2,084,120

Stripe, Inc. Class B	5/18/21	417,335

Stripe, Inc. Series H	3/15/21 - 5/25/23	970,825

Tenstorrent, Inc. Series C1	4/23/21	279,435

Tenstorrent, Inc. 0%	4/23/21	260,000

Thriveworks TopCo LLC Series B	7/23/21 - 2/25/22	3,069,554

Waymo LLC Series A2	5/08/20	643,661

Xsight Labs Ltd. Series D	2/16/21	594,103

Yanka Industries, Inc. Series E	5/15/20	642,275

Yanka Industries, Inc. Series F	4/08/21	1,771,330

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	3,547,601	339,240,536	333,168,221	398,725	-	-	9,619,916	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	22,298,774	405,906,287	403,544,002	297,273	-	-	24,661,059	0.1%
Total	25,846,375	745,146,823	736,712,223	695,998	-	-	34,280,975

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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